SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS	12 Months Ended
Dec. 31, 2011
SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS [Abstract]
SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS
NOTE 17:-	SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS

		Financial expenses, net:

			Year ended December 31,
			2011	2010	2009
a.		Financial income:

		Interest on bank deposits	$3	$32	$9
		Change in fair value of forward contracts	-	141	82

			3	173	91
		Financial expenses:
		In respect of bank loans and convertible note	(1,251)	(1,039)	(671)
		Inducement and related cost (Note 13)	(760)	-	-
		Revaluation of fair value related to extension of warrants as part of an Inducement of a convertible note	(86)	-	-
		Change in fair value of forward contracts	(44)
		Other (mainly foreign currency transaction losses)	(103)	(95)	(26)

			(2,244)	(1,134)	(697)

			$(2,241)	$(961)	$(606)
b.		Net earnings (loss) per share:

	1.	Numerator:
		Numerator for basic and diluted net Earnings (loss) per share:
		Income (loss) from continuing operations	$(3,214)	$171	$(6,026)
		Loss from discontinued operations	-	(806)	(3,075)

		Net loss available to ordinary shareholders	$(3,214)	$(635)	$(9,101)

	2.	Denominator (in thousands):

		Basic weighted average ordinary shares outstanding (in thousands)	2,818	2,622	2,606
		Diluted weighted average ordinary shares outstanding (in thousands)	2,818	2,757	2,606
		Basic and diluted net earnings (loss) per share from continuing operations	$(1.14)	$0.07	$(2.32)
		Basic and diluted net earnings (loss) per share from discontinued operations	$-	$(0.31)	$(1.18)
		Basic and diluted net loss per share	$(1.14)	$(0.24)	$(3.50)